Performance (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of revenue
Revenue from continuing operations by category

	2019	2018	2017
	(US$ millions)
Mobile	2,150	2,126	2,147
Cable and other fixed services	1,928	1,565	1,551
Other	52	43	38
Service revenue	4,130	3,734	3,737
Telephone and equipment and other	206	212	199
Total revenue	4,336	3,946	3,936
Revenue from continuing operations by country or operation (i)

	2019	2018	2017
	(US$ millions)
Colombia	1,532	1,661	1,739
Paraguay	609	679	662
Bolivia	639	614	555
El Salvador	386	405	422
Tanzania	382	399	384
Nicaragua	157	13	13
Costa Rica	153	155	153
Panama	475	17	—
Other operations	2	5	7
Total	4,336	3,946	3,936
(i)    The revenue figures above are shown after intercompany eliminations.

Revenue from contracts with customers from continuing operations:

		Twelve months ended December 31, 2019			Twelve months ended December 31, 2018
$ millions	Timing of revenue recognition	Latin America	Africa	Total Group	Latin America	Africa	Total Group
Mobile	Over time	1,747	261	2,007	1,701	280	1,981
Mobile Financial Services	Point in time	31	112	143	37	108	145
Cable and other fixed services	Over time	1,919	9	1,928	1,556	10	1,565
Other	Over time	51	1	52	42	1	43
Service Revenue		3,748	382	4,130	3,336	398	3,734
Telephone and equipment	Point in time	206	—	206	212	—	212
Revenue from contracts with customers		3,954	382	4,336	3,548	399	3,946

Disclosure of cost of sales
The cost of sales and operating expenses incurred by the Group can be summarized as follows:
Cost of sales

	2019	2018	2017
	(US$ millions)
Direct costs of services sold	(878)	(799)	(881)
Cost of telephone, equipment and other accessories	(230)	(229)	(217)
Bad debt and obsolescence costs	(93)	(90)	(71)
Cost of sales	(1,201)	(1,117)	(1,169)

Disclosure of operating expenses
Operating expenses, net

	2019	2018	2017
	(US$ millions)
Marketing expenses	(402)	(391)	(448)
Site and network maintenance costs	(245)	(192)	(178)
Employee related costs (B.4.)	(496)	(500)	(434)
External and other services	(204)	(181)	(163)
Rentals and (operating) leases (i)	(1)	(152)	(151)
Other operating expenses	(257)	(201)	(156)
Operating expenses, net	(1,604)	(1,616)	(1,531)

(i)	Decrease is due to IFRS 16 application - see further explanations above in "New and amended IFRS accounting standards" section

Disclosure of other operating income (expense)
The other operating income and expenses incurred by the Group can be summarized as follows:
Other operating income (expenses), net

	Notes	2019	2018	2017
		(US$ millions)
Income from tower deal transactions	C.3.4.	5	61	63
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	(8)	(6)	(12)
Gain (loss) on disposals of intangible assets and property, plant and equipment		—	7	1
Loss on disposal of equity investments	C.7.3.	(32)	—	—
Other income (expenses)		1	13	17
Other operating income (expenses), net		(34)	75	69

Disclosure of operating segments
Revenue, operating profit (loss), EBITDA and other segment information for the years ended December 31, 2019, 2018 and 2017, were as follows:

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2019
Mobile revenue	3,258	372	—	(1,480)	—	2,150
Cable and other fixed services revenue	2,197	9	—	(277)	—	1,928
Other revenue	60	1	—	(8)	—	52
Service revenue (i)	5,514	382	—	(1,766)	—	4,130
Telephone and equipment and other revenue (i)	449	—	—	(243)	—	206
Revenue	5,964	382	—	(2,009)	—	4,336
Operating profit (loss)	1,006	24	(94)	(540)	179	575
Add back:
Depreciation and amortization	1,435	99	9	(444)	—	1,100
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(179)	(179)
Other operating income (expenses), net	2	(2)	42	(8)	—	34
EBITDA (ii)	2,443	122	(43)	(992)	—	1,530
EBITDA from discontinued operations	—	(3)	—	—	—	(3)
EBITDA incl discontinued operations	2,443	119	(43)	(992)	—	1,527
Capital expenditure (iii)	(1,040)	(58)	(9)	261	—	(846)
Changes in working capital and others (iv)	(86)	14	(52)	(18)	—	(143)
Taxes paid	(225)	(10)	(8)	129	—	(114)
Operating free cash flow (v)	1,093	64	(112)	(619)	—	425
Total Assets (vi)	13,821	936	3,715	(5,465)	(151)	12,856
Total Liabilities	8,374	909	3,977	(2,119)	(965)	10,176

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2018 (viii)
Mobile revenue	3,214	388	—	(1,475)	—	2,126
Cable and other fixed services revenue	1,808	10	—	(253)	—	1,565
Other revenue	48	1	—	(6)	—	43
Service revenue (i)	5,069	398	—	(1,734)	—	3,734
Telephone and equipment revenue (i)	415	—	—	(203)	—	212
Revenue	5,485	399	—	(1,937)	—	3,946
Operating profit (loss)	995	25	(47)	(488)	154	640
Add back:
Depreciation and amortization	1,133	80	5	(416)	—	803
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(154)	(154)
Other operating income (expenses), net	(51)	(3)	(2)	(19)	—	(75)
EBITDA (ii)	2,077	102	(44)	(922)	—	1,213
EBITDA from discontinued operations	—	44	—	—	—	44
EBITDA incl discontinued operations	2,077	146	(44)	(922)	—	1,257
Capital expenditure (iii)	(872)	(59)	(2)	225	—	(708)
Changes in working capital and others (iv)	(42)	28	13	(12)	—	(13)
Taxes paid	(264)	(24)	(6)	142	—	(153)
Operating free cash flow (v)	899	91	(39)	(568)	—	383
Total Assets (vi)	11,751	839	2,752	(5,219)	190	10,313
Total Liabilities	6,127	905	2,953	(1,814)	(650)	7,521

	Latin America	Africa	Unallocated	Guatemala and Honduras(vii)	Eliminations and Transfers	Total
	(US$ millions)
Year ended December 31, 2017 (viii)
Mobile revenue	3,283	374	—	(1,510)	—	2,147
Cable and other fixed services revenue	1,755	9	—	(213)	—	1,551
Other revenue	40	2	—	(4)	—	38
Service revenue (i)	5,078	385	—	(1,727)	—	3,737
Telephone and equipment revenue (i)	363	1	—	(165)	—	199
Total Revenue	5,441	386	—	(1,892)	—	3,936
Operating profit (loss)	899	28	(5)	(431)	140	632
Add back:
Depreciation and amortization	1,174	81	6	(450)	—	812
Share of profit in joint ventures in Guatemala and Honduras	—	—	—	—	(140)	(140)
Other operating income (expenses), net	(49)	(11)	10	(18)	—	(69)
EBITDA (ii)	2,024	97	12	(898)	—	1,236
EBITDA from discontinued operations	—	115	—	—	—	115
EBITDA incl discontinued operations	2,024	212	12	(898)	—	1,351
Capital expenditure (iii)	(855)	(99)	(1)	237	—	(718)
Changes in working capital and others (iv)	(53)	(6)	(10)	27	—	(43)
Taxes paid	(239)	(18)	1	124	—	(132)
Operating free cash flow (v)	877	89	2	(511)	1	459
Total Assets (vi)	10,411	1,482	598	(5,420)	2,393	9,464
Total Liabilities	5,484	1,673	1,465	(1,961)	(478)	6,183

(i)
Service revenue is Group revenue related to the provision of ongoing services such as monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, SMS and other value-added services excluding telephone and equipment sales. Revenues from other sources comprises rental, sub-lease rental income and other non recurring revenues. The Group derives revenue from the transfer of goods and services over time and at a point in time. Refer to the table below.

(ii)
EBITDA is operating profit excluding impairment losses, depreciation and amortization and gains/losses on the disposal of fixed assets. EBITDA is used by the management to monitor the segmental performance and for capital management. For the year ended December 31, 2019, the application of IFRS 16 had a positive impact on EBITDA as compared to what our results would have been if we had continued to follow the IAS 17 standard.

(iii)	Cash spent for capex excluding spectrum and licenses of $59 million (2018: $61 million; 2017: $53 million) and cash received on tower deals of $22 million (2018: $141 million; 2017: $161 million).

(iv)	Changes in working capital and others include changes in working capital as stated in the cash flow statement, as well as share-based payments expense and non-cash bonuses.

(v)
Operating Free Cash Flow is EBITDA less cash capex (excluding spectrum and license costs) less change in working capital, other non-cash items (share-based payment expense and non-cash bonuses) and taxes paid.

(vi)	Segment assets include goodwill and other intangible assets.

(vii)	Including eliminations for Guatemala and Honduras as reported in the Latam segment.

(viii)	Restated as a result of classification of certain of our African operations as discontinued operations (see notes A.4. and E.4.).

Disclosure of number of permanent employees
Number of permanent employees

	2019	2018	2017
Continuing operations(i)	17,687	16,725	14,134
Joint ventures (Guatemala, Honduras and Ghana)	4,688	4,416	4,326
Discontinued operations	—	262	667
Total	22,375	21,403	19,127

(i)	Emtelco headcount are excluded from this disclosure and any internal reporting because their costs are classified as direct costs and not employee related costs.

Disclosure of employee related costs

	Notes	2019	2018	2017
		(US$ millions)
Wages and salaries		(358)	(346)	(308)
Social security		(68)	(60)	(56)
Share based compensation	B.4.1.	(27)	(21)	(22)
Pension and other long-term benefit costs	B.4.2.	(4)	(7)	(8)
Other employees related costs		(39)	(67)	(41)
Total		(496)	(500)	(434)

Disclosure of cost of share-based compensation
Cost of share based compensation

	2019	2018	2017
	(US$ millions)
2016 incentive plans	—	(4)	(6)
2017 incentive plans	(7)	(8)	(12)
2018 incentive plans	(8)	(11)	—
2019 incentive plans	(14)	—	—
Total share based compensation	(27)	(21)	(22)

Disclosure of assumptions and fair value of the shares under the TSR portion
Assumptions and fair value of the shares under the TSR portion(s)

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance share plan 2019 (Relative TSR)	(0.24)	3.01	26.58	2.93	49.79
Performance share plan 2018 (Relative TSR)	(0.39)	3.21	30.27	2.93	57.70
Performance share plan 2017 (Relative TSR)	(0.40)	3.80	22.50	2.92	27.06
Performance share plan 2017 (Absolute TSR)	(0.40)	3.80	22.50	2.92	29.16
Performance share plan 2016 (Relative TSR)	(0.65)	3.49	30.00	2.61	43.35
Performance share plan 2016 (Absolute TSR)	(0.65)	3.49	30.00	2.61	45.94
Performance share plan 2015 (Absolute TSR)	(0.32)	2.78	23.00	2.57	32.87
Executive share plan 2015 – Component A	(0.32)	N/A	23.00	2.57	53.74
Executive share plan 2015 – Component B	(0.32)	N/A	23.00	2.57	29.53

(i)	Historical volatility retained was determined on the basis of a three-year historic average.

Disclosure of plan awards and shares expected to vest
Plan awards and shares expected to vest

	2019 plans		2018 plans		2017 plans		2016 plans
	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Deferred plan	Performance plan	Deferred plan
			(number of shares)
Initial shares granted	257,601	320,840	237,196	262,317	279,807	438,505	200,617	287,316
Additional shares granted(i)	—	20,131	—	3,290	2,868	29,406	—	—
Revision for forfeitures	(17,182)	(9,198)	(27,494)	(26,860)	(40,946)	(88,437)	(49,164)	(78,253)
Revision for cancellations	—	—	(4,728)	—	—	—	—	—
Total before issuances	240,419	331,773	204,974	238,747	241,729	379,474	151,453	209,063
Shares issued in 2017	—	—	—	—	—	(2,686)	(1,214)	(1,733)
Shares issued in 2018	—	—	(97)	(18,747)	(2,724)	(99,399)	(752)	(43,579)
Shares issued in 2019	(150)	(24,294)	(3,109)	(54,971)	(19,143)	(82,486)	(149,487)	(163,751)
Shares still expected to vest	240,269	307,479	201,768	165,029	219,862	194,903	—	—
Estimated cost over the vesting period (US$ millions)	11	18	12	14	10	20	8	12

(i)	Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.

Disclosure of directors renumeration charge
Remuneration charge for the Board (gross of withholding tax)

	2019	2018	2017
	(US$ ’000)
Chairperson	366	169	233
Other members of the Board	1,557	774	889
Total (i)	1,923	943	1,122

(i)
Cash compensation converted from SEK to USD at exchange rates on payment dates for 2017 and 2018, in 2019 cash compensation was denominated in USD. Share based compensation based on the market value of Millicom shares on the corresponding AGM date (2019: in total 19,483 shares; 2018: in total 6,591 shares; 2017: in total 8,731 shares). Net remuneration comprised 73% in shares and 27% in cash (SEK) (2018: 51% in shares and 49% in cash; 2017: 52% in shares and 48% in cash).

Disclosure of shares beneficially owned by directors	Shares beneficially owned by the Directors

	2019	2018
	(number of shares)
Chairperson	5,814	8,554
Other members of the Board	32,279	15,333
Total (i)	38,093	23,887

Disclosure of executive team renumeration charge
Remuneration charge for the Executive Team

	CEO	CFO	Executive Team (8 members)(iii)
	(US$ ’000)
2019
Base salary	1,167	654	3,498
Bonus	1,428	626	2,098
Pension	279	98	798
Other benefits	50	260	1,521
Termination benefits	—	—	863
Total before share based compensation	2,924	1,639	8,779
Share based compensation(i)(ii) in respect of 2019 LTIP	5,625	1,576	5,965
Total	8,549	3,215	14,743
Remuneration charge for the Executive Team

	CEO	CFO	Executive Team (9 members)
	(US$ ’000)
2018
Base salary	1,112	673	3,930
Bonus	1,492	557	2,445
Pension	247	101	962
Other benefits	66	63	805
Termination benefits	—	—	301
Total before share based compensation	2,918	1,393	8,444
Share based compensation(i)(ii) in respect of 2018 LTIP	5,027	1,567	4,957
Total	7,945	2,960	13,401

Remuneration charge for the Executive team

	CEO	CFO	Executive team (9 members)
	(US$ ’000)
2017
Base salary	1,000	648	3,822
Bonus	707	455	1,590
Pension	150	97	628.5
Other benefits	64	15	1,192.5
Total before share based compensation	1,921	1,215	7,233
Share based compensation(i)(ii) in respect of 2017 LTIP	2,783	1,492	5,202
Total	4,704	2,707	12,435

(i)	See note B.4.1.

(ii)	Share awards of 102,122 and 135,480 were granted in 2019 under the 2019 LTIPs to the CEO, and Executive Team (2018: 80,264 and 112,472, respectively; 2017: 61,724 and 167,371, respectively).

(iii)	Other Executives’ compensation includes Daniel Loria, former CHRO and Rodrigo Diehl, EVP Strategy.

Disclosure of vested and unvested share awards beneficially granted to the Executive team

	CEO	Executive team	Total
	(number of shares)
2019
Share ownership (vested from equity plans and otherwise acquired)	190,577	136,306	326,883
Share awards not vested	236,211	334,193	570,404
2018
Share ownership (vested from equity plans and otherwise acquired)	122,310	84,782	207,092
Share awards not vested	172,485	339,726	512,211

Disclosure of other non-operating (expenses) income, net
Non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

	Year ended December 31,
	2019	2018	2017
	(US$ millions)
Change in fair value of derivatives (see note C.7.2.)	—	(1)	(22)
Change in fair value in investment in Jumia (C.7.3.)	(38)	—	—
Change in fair value in investment in HT (C.7.3.)	312	—	—
Change in value of put option liability (C.7.4.)	(25)	—	—
Exchange gains (losses), net	(32)	(40)	21
Other non-operating income (expenses), net	10	2	—
Total	227	(39)	(2)

Disclosure of income tax charge
Income tax charge

	2019	2018	2017
	(US$ millions)
Income tax (charge) credit
Withholding tax	(56)	(64)	(74)
Other income tax relating to the current year	(88)	(82)	(81)
Adjustments in respect of prior years	(7)	1	(21)
Total	(151)	(145)	(176)
Deferred tax (charge) credit
Origination and reversal of temporary differences	58	32	15
Effect of change in tax rates	(8)	(10)	19
Tax income (expense) before valuation allowances	50	22	34
Effect of valuation allowances	(9)	(8)	(28)
Total	41	14	6
Adjustments in respect of prior years	(10)	19	8
	31	33	14
Tax (charge) credit on continuing operations	(120)	(112)	(162)
Tax (charge) credit on discontinuing operations	(2)	(4)	4
Total tax (charge) credit	(122)	(116)	(158)

Disclosure of income tax calculation
Income tax calculation

	2019			2018			2017
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US$ millions)
Profit before tax	218	59	277	119	(29)	90	171	56	227
Tax at the weighted average statutory rate	(37)	(11)	(48)	(1)	—	(1)	(10)	(12)	(22)
Effect of:
Items taxed at a different rate	(1)	—	(1)	7	—	7	(11)	—	(11)
Change in tax rates on deferred tax balances	(8)	—	(8)	(10)	—	(10)	19	—	19
Expenditure not deductible and income not taxable	(37)	9	(28)	(59)	(2)	(61)	(64)	5	(59)
Unrelieved withholding tax	(56)	—	(56)	(64)	—	(64)	(73)	—	(73)
Accounting for associates and joint ventures	36	—	36	5	—	5	17	—	17
Movement in deferred tax on unremitted earnings	9	—	9	(2)	—	(2)	1	—	1
Unrecognized deferred tax assets	(20)	—	(20)	(8)	(2)	(10)	(29)	(12)	(41)
Recognition of previously unrecognized deferred tax assets	11	—	11	—	—	—	1	13	14
Adjustments in respect of prior years	(17)	—	(17)	20	—	20	(13)	10	(3)
Total tax (charge) credit	(120)	(2)	(122)	(112)	(4)	(116)	(162)	4	(158)
Weighted average statutory tax rate	17.0%		17.3%	0.8%		1.1%	5.8%		9.7%
Effective tax rate	55.0%		44.0%	94.1%		128.9%	94.7%		69.6%

Disclosure of deferred taxes and deductible temporary differences
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2017	32	52	(32)	72	—	124
(Charge)/credit to income statement	(18)	(3)	(2)	56	—	33
Change in scope	(192)	—	—	8	—	(184)
Accounting policy changes	—	—	—	4	—	4
Exchange differences	—	(5)	—	(6)	—	(11)
Balance at December 31, 2018	(178)	44	(34)	134	—	(34)
Deferred tax assets	76	44	—	134	(52)	202
Deferred tax liabilities	(254)	—	(34)	—	52	(236)
Balance at December 31, 2018	(178)	44	(34)	134	—	(34)
(Charge)/credit to income statement	41	(15)	8	(3)	—	31
Change in scope	(82)	5	—	4	—	(73)
Transfers to assets held for sale	—	—	—	(3)	—	(3)
Exchange differences	2	—	—	(2)	—	—
Balance at December 31, 2019	(217)	34	(26)	130	—	(79)
Deferred tax assets	84	34	—	134	(52)	200
Deferred tax liabilities	(301)	—	(26)	(4)	52	(279)
Balance at December 31, 2019	(217)	34	(26)	130	—	(79)
Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2019	92	4,705	126	4,923
At December 31, 2018	92	4,886	134	5,112

Disclosure of unrecognized loss carryforwards
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2019	2018	2017
	(US$ millions)
Expiry:
Within one year	1	0	39
Within one to five years	2	3	494
After five years	493	493	—
No expiry	4,209	4,390	4,311
Total	4,705	4,886	4,844

Disclosure of earnings per share
Net profit/(loss) used in the earnings (loss) per share computation

	2019	2018	2017
	(US$ millions)
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	93	23	28
Net profit (loss) attributable to equity holders from discontinuing operations	57	(33)	59
Net profit attributable to all equity holders to determine the basic earnings (loss) per share	149	(10)	87

Weighted average number of shares in the earnings (loss) per share computation

	2019	2018	2017
	(thousands of shares)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings (loss) per share	101,144	100,793	100,384
Potential incremental shares as a result of share options		—	—
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution	101,144	100,793	100,384